BlackRock Advantage Global Fund, Inc.

BlackRock Advantage U.S. Total Market Fund, Inc.

BlackRock Asian Dragon Fund, Inc.

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock Advantage Emerging Markets Fund

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Alternative Capital Strategies Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Energy & Resources Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Real Estate Securities Fund

BlackRock Tactical Opportunities Fund

BlackRock Technology Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Dynamic High Income Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds III

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock Funds VI

BlackRock CoreAlpha Bond Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Event Driven Equity Fund

BlackRock Large Cap Focus Growth Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Dividend Series, Inc.

BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Strategic Global Bond Fund, Inc.

FDP Series, Inc.

FDP BlackRock Capital Appreciation Fund

FDP BlackRock CoreAlpha Bond Fund

FDP BlackRock Equity Dividend Fund

FDP BlackRock International Fund

FDP Series II, Inc.

FDP BlackRock CoreAlpha Bond Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio

Managed Account Series II

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 10, 2018

to the Statement of Additional Information of each Fund (each, an “SAI”)

Effective November 8, 2018 (the “Effective Date”), each Fund will adopt an automatic conversion feature for Investor C, C1, C2 and C3 Shares. Beginning on the Effective Date, Investor C, C1, C2 and C3 Shares of each Fund, as applicable, will automatically convert to Investor A Shares of the same Fund approximately ten years after the date of purchase. Certain Funds (each, a “Predecessor Fund”) will be reorganized into corresponding new funds pursuant to reorganizations which are expected to occur on or about September 17, 2018. The holding period includes the period Investor C Shares were held in the corresponding Predecessor Fund. Certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In these instances, Investor C, C1, C2 and C3 Shares, as applicable, held as of the Effective Date will automatically convert to Investor A Shares ten years after the Effective Date.

Effective November 8, 2018, Part II of each SAI is amended as follows:

The following is added after the fifth paragraph of the section entitled “Purchase of Shares — Deferred Sales Charge Alternative — Investor C Shares” or the seventh paragraph of the section entitled “Purchase of Shares — Deferred Sales Charge Alternative — Investor B and Investor C Shares”, as applicable:

Effective November 8, 2018, each Fund adopted an automatic conversion feature for Investor C, C1, C2 and C3 Shares. Investor C, C1, C2 and C3 Shares will be converted into Investor A Shares, as set forth in each Fund’s prospectus, of a Fund after a conversion period of approximately ten years, and, thereafter, investors will be subject to lower ongoing fees.

The following subsection of “Purchase of Shares” entitled “Conversion of Investor C Shares to Investor A Shares” is added immediately following the section entitled “Purchase of Shares — Deferred Sales Charge Alternative — Investor C Shares” or the section entitled “Purchase of Shares — Deferred Sales Charge Alternative — Investor B and Investor C Shares”, as applicable:

Conversion of Investor C Shares to Investor A Shares

Effective November 8, 2018 (the “Effective Date”), approximately ten years after purchase, Investor C, C1, C2 and C3 Shares, as applicable, of each Fund will convert automatically into Investor A Shares of that Fund (the “Investor C Conversion”). Certain funds (the “Predecessor Funds”) were reorganized into new Funds (the “Successor Funds”) pursuant to reorganizations which occurred in September 2018. The holding period for Investor C Shares of Successor Funds includes the period such shares were held in the respective Predecessor Fund. It is the Financial Intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods and therefore may not be able to process such conversions. In such instances, Investor C Shares held as of the Effective Date will automatically convert to Investor A Shares ten years after the Effective Date. If, as of November 8, 2028 (ten years after the Effective Date), a Financial Intermediary has not implemented systems or procedures to track holding periods commencing from the Effective Date, shareholders holding Investor C, C1, C2 or C3 Shares, as applicable, through such Financial Intermediary will no longer be eligible to hold Investor C, C1, C2 or C3 Shares, as applicable, and any such shares will convert to Investor A Shares on such date.

The Investor C Conversion will occur at least once each month (on the “Investor C Conversion Date”) on the basis of the relative net asset value of the shares of the two applicable classes on the Investor C Conversion Date, without the imposition of any sales load, fee or other charge. The Investor C Conversion will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares acquired through reinvestment of dividends on Investor C Shares will also convert automatically to Investor A Shares, as set forth in each Fund’s prospectus. The Investor C Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying the dividend reinvestment shares were outstanding.

The following is added after the tenth paragraph of the section entitled “Dividends and Taxes — Taxes”:

No gain or loss will be recognized by Investor C, C1, C2 or C3 shareholders on the conversion to Investor A Shares. A shareholder’s tax basis in the Investor A Shares acquired upon conversion will be the same as the shareholder’s tax basis in the converted Investor C, C1, C2 or C3 Shares, as applicable, and the holding period of the acquired Investor A Shares will include the holding period for the converted Investor C, C1, C2 or C3 Shares, as applicable.

Shareholders should retain this Supplement for future reference.

SAI-C-0818SUP

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